Income Taxes (Significant Components of Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Deferred tax assets:
Investments in affiliates	¥ 109,062	¥ 110,312
Liability for employees' retirement benefits	58,362	61,615
Property, plant and equipment and intangible assets	57,222	89,680
Accrued liabilities for loyalty programs	35,820	29,840
Marketable securities and other investments	21,733	11,368
Receivables held for sale	19,581	8,873
Operating loss carryforwards	16,078	42,747
Compensated absences	10,934	9,876
Deferred revenues regarding "Zutto Kurikoshi" and "Packet Kurikoshi"	9,235	15,820
Allowance for doubtful accounts	8,063	6,294
Inventories	7,007	10,170
Accrued bonus	5,558	5,389
Accrued enterprise tax	5,024	11,565
Other	20,578	17,543
Sub-total deferred tax assets	384,257	431,092
Less: Valuation allowance	(17,631)	(17,672)
Total deferred tax assets	366,626	413,420
Deferred tax liabilities:
Investments in affiliates	31,012	27,975
Unrealized holding gains on available-for-sale securities	25,772	20,395
Identifiable intangible assets	4,321	5,531
Other	4,100	1,261
Total deferred tax liabilities	65,205	55,162
Net deferred tax assets	¥ 301,421	¥ 358,258